SEGMENT INFORMATION - Consolidated Statements of Income Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 12,922	$ 11,397
Depreciation expense	1,915	2,043
Exploration, evaluation and project expenses (notes 5 and 8)	392	361
Other expenses (income)1	214	(195)
Income before income taxes	4,608	2,814
Accretion expense	89	87
Disclosure of non-controlling interests [Abstract]
Profit (loss), attributable to non-controlling interests	944	681
Operating segments | Carlin [Member]
Disclosure of operating segments [line items]
Revenue	3,041	2,760
Site operating costs, royalties and community relations	1,522	1,475
Depreciation expense	307	314
Exploration, evaluation and project expenses (notes 5 and 8)	12	23
Other expenses (income)1	11	10
Income before income taxes	1,189	938
Operating segments | Cortez [Member]
Disclosure of operating segments [line items]
Revenue	1,725	1,737
Site operating costs, royalties and community relations	752	810
Depreciation expense	253	364
Exploration, evaluation and project expenses (notes 5 and 8)	9	14
Other expenses (income)1	6	7
Income before income taxes	705	542
Operating segments | Turquoise Ridge [Member]
Disclosure of operating segments [line items]
Revenue	1,177	1,008
Site operating costs, royalties and community relations	603	533
Depreciation expense	179	189
Exploration, evaluation and project expenses (notes 5 and 8)	6	5
Other expenses (income)1	1	1
Income before income taxes	388	280
Operating segments | Pueblo Viejo [Member]
Disclosure of operating segments [line items]
Revenue	1,429	1,118
Site operating costs, royalties and community relations	629	536
Depreciation expense	295	255
Exploration, evaluation and project expenses (notes 5 and 8)	4	4
Other expenses (income)1	8	7
Income before income taxes	493	316
Disclosure of non-controlling interests [Abstract]
Revenue, attributable to non-controlling interests	578	448
Cost of sales, attributable to non-controlling interests	370	315
Profit (loss), attributable to non-controlling interests	208	130
Operating segments | Loulo-Gounkoto [Member]
Disclosure of operating segments [line items]
Revenue	1,346	1,335
Site operating costs, royalties and community relations	475	570
Depreciation expense	223	247
Exploration, evaluation and project expenses (notes 5 and 8)	0	0
Other expenses (income)1	123	34
Income before income taxes	525	484
Disclosure of non-controlling interests [Abstract]
Revenue, attributable to non-controlling interests	269	267
Cost of sales, attributable to non-controlling interests	140	163
Profit (loss), attributable to non-controlling interests	107	99
Operating segments | Kibali [Member]
Disclosure of operating segments [line items]
Revenue	743	670
Site operating costs, royalties and community relations	281	272
Depreciation expense	134	147
Exploration, evaluation and project expenses (notes 5 and 8)	0	0
Other expenses (income)1	12	8
Income before income taxes	316	243
Operating segments | Lumwana [Member]
Disclosure of operating segments [line items]
Revenue	855	795
Site operating costs, royalties and community relations	460	466
Depreciation expense	244	257
Exploration, evaluation and project expenses (notes 5 and 8)	0	37
Other expenses (income)1	16	(2)
Income before income taxes	135	37
Operating segments | North Mara [Member]
Disclosure of operating segments [line items]
Revenue	770	591
Site operating costs, royalties and community relations	312	288
Depreciation expense	83	77
Exploration, evaluation and project expenses (notes 5 and 8)	0	0
Other expenses (income)1	57	61
Income before income taxes	318	165
Operating segments | Bulyanhulu [Member]
Disclosure of operating segments [line items]
Revenue	495	442
Site operating costs, royalties and community relations	234	220
Depreciation expense	63	62
Exploration, evaluation and project expenses (notes 5 and 8)	0	0
Other expenses (income)1	5	13
Income before income taxes	193	147
Operating segments | Other Mines
Disclosure of operating segments [line items]
Revenue	2,076	1,591
Site operating costs, royalties and community relations	1,036	975
Depreciation expense	229	246
Exploration, evaluation and project expenses (notes 5 and 8)	10	6
Other expenses (income)1	74	78
Income before income taxes	727	286
Operating segments | Reportable segments [member]
Disclosure of operating segments [line items]
Revenue	13,657	12,047
Site operating costs, royalties and community relations	6,304	6,145
Depreciation expense	2,010	2,158
Exploration, evaluation and project expenses (notes 5 and 8)	41	89
Other expenses (income)1	313	217
Income before income taxes	4,989	3,438
Operating segments | Segment total [Member]
Disclosure of operating segments [line items]
Revenue	12,914	11,377
Site operating costs, royalties and community relations	6,023	5,873
Depreciation expense	1,876	2,011
Exploration, evaluation and project expenses (notes 5 and 8)	41	89
Other expenses (income)1	301	209
Income before income taxes	4,673	3,195
Accretion expense	53	49
Operating segments | Nevada Gold Mines
Disclosure of non-controlling interests [Abstract]
Revenue, attributable to non-controlling interests	2,539	2,329
Cost of sales, attributable to non-controlling interests	1,530	1,580
Profit (loss), attributable to non-controlling interests	989	724
Operating segments | North Mara and Bulyanhulu[Member]
Disclosure of non-controlling interests [Abstract]
Revenue, attributable to non-controlling interests	203	165
Cost of sales, attributable to non-controlling interests	111	103
Profit (loss), attributable to non-controlling interests	81	50
Operating segments | Tongon [Member]
Disclosure of non-controlling interests [Abstract]
Revenue, attributable to non-controlling interests	41	41
Cost of sales, attributable to non-controlling interests	32	31
Profit (loss), attributable to non-controlling interests	1	10
Operating segments
Disclosure of operating segments [line items]
Income before income taxes	4,673	3,195
Material reconciling items [member] | Kibali [Member]
Disclosure of operating segments [line items]
Revenue	(743)	(670)
Site operating costs, royalties and community relations	(281)	(272)
Depreciation expense	(134)	(147)
Exploration, evaluation and project expenses (notes 5 and 8)	0	0
Other expenses (income)1	(12)	(8)
Income before income taxes	$ (316)	$ (243)